GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill balances and adjustments to those balances

	December 31,	Goodwill	Translation	March 31,
	2020	Acquired	Adjustments	2021
Total goodwill	22,541	—	(745)	21,796

The following table presents goodwill balances and adjustments to those balances during the year ended December 31, 2020:

			Foreign
			Currency
	December 31,	Goodwill	Translation	December 31,
	2019	Acquired	Adjustments	2020

Total goodwill	—	20,449	2,092	22,541

Schedule of composition of intangible assets, grouped by major classifications

	March 31,	December 31,
	2021	2020
Internal use software	$43,917	$40,663
Developed technology	15,741	16,178
Intangible assets	59,658	56,841
Accumulated amortization	(25,152)	(22,426)
	$34,506	$34,415

	December 31,
	2020	2019
Internal use software, cost	$40,663	$26,319
Current technology, cost	16,178	—
Accumulated amortization	(22,426)	(10,126)
	$34,415	$16,193